Capital Lease Obligations - Schedule of Future Minimum Lease Payments for Capital Leases (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020		$ 7,533
2021		8,471
2022		9,525
2023		9,768
Total capital lease obligations	$ 31,641	35,297
Less: current portion	(7,757)	(7,533)	$ 0
Total non-current term loan obligations	$ 23,884	$ 27,764	$ 0